As filed with the Securities and Exchange Commission on August 20, 2010

     Securities Act Registration No. 333-21089
Investment Company Act Registration No. 811-08043

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 18	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 19	[X]
(Check appropriate box or boxes)

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THE BERKSHIRE FUNDS (Exact Name of Registrant as Specified in Charter) 475 Milan Drive, Suite #103 San Jose, CA 95134-2453 (Address of Principal Executive Offices)

1-408-526-0707 (Registrant's Telephone Number)

AGENT FOR SERVICE: MALCOLM R. FOBES III The Berkshire Funds 475 Milan Drive, Suite #103 San Jose, CA 95134-2453 (Name and Address of Agent for Service)

COPIES TO: DONALD S. MENDELSOHN, ESQ. Thompson Hine LLP 312 Walnut Street 14th Floor Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on pursuant to paragraph (b) of Rule 485.
[X]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on _____, 2010 pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A THE BERKSHIRE FUNDS Berkshire Focus Fund Prospectus

THE BERKSHIRE FUNDS

PROSPECTUS

[               ], 2010

BERKSHIRE FOCUS FUND (BFOCX)

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY

Berkshire Focus Fund	2

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives,
Investment Strategies and Risks	9
The Principal Investment Strategies	9
The Principal Investment Selection Process	10
Some Defined Terms	12
Other Investment Strategies	13
The Principal Risks of Investing in the Fund	16
Portfolio Holdings	21

FUND MANAGEMENT

The Investment Adviser	21
The Portfolio Manager	22

SHAREHOLDER INFORMATION

Pricing of Fund Shares	23
Instructions for Opening and Adding to an Account	25
Telephone and Wire Transactions	26
Additional Purchase Information	27
Customer Identification Information	28
Investment Minimums	29
Instructions for Selling Fund Shares	30
Additional Redemption Information	31
Shareholder Communications	36
Dividends and Distributions	36
Taxes	37

FINANCIAL HIGHLIGHTS	40

THE BERKSHIRE FUNDS PRIVACY NOTICE	41

WHERE TO GO FOR MORE INFORMATION

Annual and Semi-Annual Reports	46
Statement of Additional Information	46

FUND SUMMARY

INVESTMENT OBJECTIVE

The Berkshire Focus Fund’s goal is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount
redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.50%
Other Expenses(1)	0.50%
Interest Expense	0.00%
Acquired Fund Fees and Expenses(2)	0.04%
Total Annual Operating Expenses(3)	2.04%

(1)	Fees payable under the Administration Agreement between the Fund and the Adviser are fixed at 0.50% of the Fund’s average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

(2)	Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies (referred to as “Acquired Funds”). The indirect fee represents a pro-rata portion of the cumulative expenses charged by the Acquired Funds. Acquired fund fees and expenses are reflected in the Acquired Fund’s net asset value.

(3)	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, total annual fund operating expenses would be 2.00%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$207
Three Years	$640
Five Years	$1,098
Ten Years	$2,369

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 833% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Berkshire Focus Fund is a “non-diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 30 common stocks, although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Industry Risk. The Fund concentrates its investments in the “electronic technology industry.” As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry-specific market or economic developments.

Small Company Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broad-based securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

CALENDAR YEAR TOTAL RETURNS

Average Annual Total Return (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Berkshire Focus Fund
Return Before Taxes	83.86%	5.62%	–14.15%
Return After Taxes on Distributions	83.86%	5.62%	–14.15%
Return After Taxes on Distributions and Sale of Fund Shares	54.51%	4.85%	–10.37%
Dow Jones Industrial Average
(reflects no deduction for fees, expenses or taxes)	22.68%	1.94%	1.31%
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	– 0.95%
Nasdaq Composite Index
(reflects no deduction for fees, expenses or taxes)	45.36%	1.71%	– 5.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND MANAGEMENT

Investment Adviser: Berkshire Capital Holdings, Inc. (“Berkshire Capital” or “Adviser”)

Portfolio Manager: Malcolm R. Fobes III, Chief Investment Officer of Berkshire Capital, has served as portfolio manager of the Fund since its inception in July 1997.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund on any business day by written request, wire transfer, or by telephone. You may conduct transactions by mail to the following address:

Berkshire Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive Suite #400 Broadview Heights, OH 44147

Or by telephone at 877-526-0707. Purchase or redemption requests must be received in good order by the Fund’s Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, please refer to “Shareholder Information” in the Prospectus.

Minimum Investment Requirements

To open a new Regular Account	$5,000
To open a new IRA Account	$2,500
To open a new Automatic Investment Plan	$2,500
To add to any existing type of Fund account	$500

Tax Information

The Fund intends to make distributions to its shareholders on an annual basis to the extent that it has income or gains to distribute. Distributions may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary from the Fund’s assets, or the investment adviser and/or a Fund’s distributor may pay the intermediary out of their own funds and not as an expense of a Fund, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a Fund over another investment. Consult with your financial intermediary or visit their website for more information.

For More Information

Call the Berkshire Funds toll free at 877-526-0707 or visit us on the web at www.berkshirefunds.com.

The Berkshire Funds 475 Milan Drive Suite #103 San Jose, CA 95134

MORE INFORMATION ABOUT THE FUND

ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund’s Adviser, are most likely to be important in trying to achieve the Fund’s investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without shareholder approval. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

THE PRINCIPAL INVESTMENT STRATEGIES

  The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

  The common stocks held for investment are selected without regard to a company’s market capitalization, so the Fund’s investments may be in companies that have small, medium or large market capitalizations.

  The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry.

  The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

  The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than “diversified” portfolios.

  The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance.

  Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

THE PRINCIPAL INVESTMENT SELECTION PROCESS

In selecting investments for the Fund, the Adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. In selecting investments for the Fund, the Adviser focuses on industry leaders with dominant franchises and strong growth prospects. The Adviser also looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; barriers to entry (including patents and other intellectual property rights); product development; sustainable revenue and earnings growth; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, increasing profit margins, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; experienced, motivated, and creative management;

commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of young, relatively small companies that are not yet broadly known, securities with more aggressive growth characteristics, and securities of companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the Adviser, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the Adviser’s estimates of future earnings and cash flow growth, to take advantage of more attractive investment opportunities, or for other reasons.

The Adviser may also implement fundamental security analysis of individual companies which have been identified through the “bottom up” approach. As part of its fundamental research, the Adviser may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Adviser may also review traditional financial data such as price-sales and earnings ratios, return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Adviser may, from time-to-time, employ dividend and cash flow discounting models to determine the company’s intrinsic value which it then compares to the company’s current share price.

SOME DEFINED TERMS

About mutual funds: The Fund is mutual fund, which is a pooled investment vehicle that is professionally managed and gives you the opportunity to participate in financial markets. The Fund strives to reach its stated goals, although no assurances can be given that it will achieve those goals. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

Market capitalization is the most commonly used measure of the size and value of a company. A company’s market capitalization is computed by multiplying the current share price by the total number of shares outstanding.

Equity mutual funds generally emphasize either “growth” or “value” styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. The Fund invests primarily in growth companies.

All mutual funds must elect to be “diversified” or “non-diversified.” A “diversified” portfolio may not invest, with respect to 75% of its total assets, more than 5% of its total assets in the securities of any one issuer, measured at the time of purchase or instead on a quarterly basis. In contrast, a “non-diversified” portfolio such as the Fund, may not invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer, measured at the time of purchase or instead at the end of each fiscal quarter. As a result, the Fund has the ability to invest a greater percentage of its assets in the securities of particular issuers compared to a “diversified” portfolio.

While the fund reserves the right to take temporary defensive measures by holding all or a portion of its assets in cash or money market instruments, it is important to note that the Fund’s primary intent is to be as fully invested as possible at all times.

The “top down” approach to investing is a method in which the Adviser first looks at trends in the general economy, and next selects companies that should benefit from those trends. The “bottom up” approach to investing refers to a selection process in which the Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Adviser relies primarily on the “bottom up” approach in selecting portfolio securities for the Fund.

Fundamental vs. technical analysis: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is “fundamental analysis” which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is “technical analysis” which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser primarily relies on fundamental analysis in selecting portfolio securities for the Fund.

OTHER INVESTMENT STRATEGIES

GENERAL. The Fund invests primarily in common stocks and similar securities, including exchange traded funds, preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

SPECIAL SITUATIONS. The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company’s allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund’s performance could suffer if the anticipated development in a “special situation” investment does not occur or does not attract the expected attention.

PORTFOLIO TURNOVER. In general, the Fund intends to purchase securities for long-term investment. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund’s Adviser, regardless of the length of the holding period. Short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the Adviser. Changes are normally made in the Fund’s portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

EXCHANGE TRADED FUNDS. While the Fund expects to invest primarily in equity securities, the Fund may also invest in exchange traded funds (“ETFs”). Most ETFs are index funds that hold securities and attempt to replicate the performance of a stock market index. ETFs can also be constructed to track a basket of stocks, which allow investors to benefit from the ownership of securities in a particular sector, industry or group. Other types of ETFs include inverse and leveraged ETFs. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Leveraged ETFs seek investment results that are the underlying index or basket of stock’s performance times the stated multiple in the ETF’s objective. One of the primary benefits of ETFs are that they can be bought and sold at current market prices at any time during the trading day. The Fund may invest in ETFs for a variety of reasons such as, without limitation, to gain diversified exposure to investments in particular sectors, industries, or countries and lessen the Fund’s exposure to any single stock, for exposure to other asset classes, for frequent trading to take advantage of anticipated changes in market conditions or to invest in the direction of short-term market movements, for tactical asset allocation strategies or to rebalance portfolio allocations, to help manage risk or seeking to enhance returns of the portfolio through the use of inverse and leveraged ETFs, to manage cash, or for liquidity purposes. Although some ETFs may produce dividends, interest, or other income, current income is not a consideration when selecting an ETF as an investment.

FOREIGN SECURITIES. The Fund may invest without limitation in foreign securities. These investments may be publicly traded in the United States as American Depositary Receipts or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

OPTIONS AND OTHER DERIVATIVES. The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund’s return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser’s ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

FIXED INCOME SECURITIES. Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS. Domestic and foreign economic growth and market conditions, interest rate levels, credit conditions, volatility, and political events are among the many macro-economic factors affecting the securities and markets in which the Fund invests. There is a risk that the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser’s investment decisions may not accomplish what they were intended to achieve. At times, the Fund also may not perform as well as benchmark indices or peer funds. The Fund does not represent complete investment program. Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before you invest in the Fund.

EQUITY SECURITIES RISK. The Fund invests primarily in common stocks. As a result, the Fund and its shareholders bear the risks associated with common stock investing. These risks include, without limitation, the risk that the Adviser may select investment sectors, industries, or individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Many factors may affect the performance of an individual company’s stock, such as the strength of its management, the demand for its products or services, the sector or industry it operates in, or other company-specific or broader market factors. The Fund invests primarily in the securities of companies that are selected for their long-term growth potential. The value of such companies is in part a function of their expected earnings growth. Underperformance by a company may prevent the company from experiencing such growth, which may prevent the Fund from realizing the potential value anticipated by the Adviser when it selected the company’s securities for the Fund’s portfolio.

Overall stock market risks may affect the value of the Fund. Over time, market forces can be highly dynamic and can cause stock markets to move in cycles, including periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund’s investments may increase or decrease more than stock markets in general.

GROWTH SECURITIES RISK. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Adviser’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. If growth stocks are out of favor, sectors that are larger in a growth index (such as the NASDAQ 100 Index) may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

NON-DIVERSIFICATION RISK. As previously mentioned, the Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return. Being nondiversified may also make the Fund more susceptible to financial, economic, political, or other developments that may impact a security.

INDUSTRY RISK. Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Fund concentrates its investments in the electronic technology industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. These risks may be increased to the extent that the Fund’s portfolio is overweighted in a certain business segment of the electronic technology industry (such as Semiconductors, for example). Although the Adviser currently believes that investments by the Fund in the electronic technology industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

SMALL COMPANY RISK. The Fund’s investments in securities issued by small and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

PORTFOLIO TURNOVER RISK. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Fund’s historical turnover rates.

FOREIGN SECURITIES RISK. Investments in foreign securities may be riskier than U.S. investments because of factors such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors. Investments in foreign securities may involve these and other significant risks such as immature economic structures and less developed and more thinly-traded securities markets. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

EXCHANGE TRADED FUND RISK. The Fund may invest a substantial portion of its assets in ETFs. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the ETFs in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. The Fund will also incur brokerage costs when it purchases ETFs. Investments in certain ETFs also may be subject to substantial regulation, including potential restrictions on liquidity and potential adverse tax consequences if the ETFs does not meet certain requirements.

Correlation risk is the risk that the performance of an ETF may not completely replicate the performance of the underlying index or basket of stocks. A number of factors may affect an ETF’s ability to achieve a high degree of correlation with its benchmark, including fees, expenses, transaction costs, disruptions or illiquidity in the markets for the securities or financial instruments in which the ETF invests, among other things. There can be no guarantee that an ETF will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. An investment by the Fund in ETFs may involve these and other significant risks, such as the risks associated with inverse and leveraged ETFs. The compounding effect of a security’s returns has a significant impact on all types of investments. As a result of compounding, inverse and leveraged ETFs have a single day investment objective. An inverse ETF’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the index performance as stated in the ETF’s objective. Similarly, a leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for these types of ETFs as market volatility increases. Investments by the Fund in inverse and leveraged ETFs may magnify changes in the Fund’s share price and thus result in increased volatility of returns. These types of investments may prevent the Fund from achieving its investment objective.

KEY PERSONNEL RISK. If one or more key individuals become unavailable to the Adviser and, in particular, the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable. If there were changes in key personnel, there might be changes in the manner in which the investment objectives and policies of the Fund as set forth in this prospectus are implemented.

OTHER RISKS. The Fund’s performance may be materially affected, positively or negatively, by its participation in other types of investments, including initial public offerings and other syndicated offerings of common stock or other equity or debt securities. These types of investments may have a magnified impact on the Fund’s performance, especially if the Fund’s assets are small. The impact on the Fund’s performance from these types of investments would generally be expected to diminish as the Fund’s assets grow. Whether the Fund participates in these types of investments is dependent on a variety of factors, and there can be no assurance that the Fund will participate in them.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s current portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). A schedule of the top ten portfolio holdings of the Fund as they existed at the end of a given calendar quarter is generally posted on the Berkshire Funds web-site at www.berkshirefunds.com approximately 30 days after the end of that quarter.

FUND MANAGEMENT

THE INVESTMENT ADVISER

Berkshire Capital Holdings, Inc., located at 475 Milan Drive, Suite #103, San Jose, California 95134, serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”) with The Berkshire Funds (the “Trust”). The Agreement provides that the Adviser will furnish continuous investment advisory and management services to the Fund. A discussion regarding the basis for the Board of Trustees’ approval of the Agreement between the Fund and the Adviser is available in the Annual Report to Shareholders for the period ended December 31, 2009. Berkshire Capital was organized in February 1993 and registered as an investment adviser in October 1996. In addition to the Fund, Berkshire Capital can provide investment management services to other mutual funds and, as of December 31, 2009, had approximately $18.8 million under management. Malcolm R. Fobes III is the founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Agreement, the Adviser, at its own expense and without reimbursement from the

Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Berkshire Capital also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Berkshire Capital, except as otherwise authorized by the Trust’s Board of Trustees. The Adviser pays the salaries and fees of all other trustees of the Trust. For the fiscal year ended December 31, 2009, the Adviser received a fee of 1.50% for investment advisory services performed as a percentage of the average daily net assets of the Fund.

The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time-to-time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

THE PORTFOLIO MANAGER

Malcolm R. Fobes III is the Chief Investment Officer of Berkshire Capital and has over 13 years of experience as a securities analyst and a portfolio manager. Mr. Fobes manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been the portfolio manager of the Fund since its inception in 1997. Mr. Fobes founded Berkshire Capital in 1993 where he has been responsible for directing the company’s investment programs in both public and private companies located in Silicon Valley. In addition to the Fund, Mr. Fobes also serves as an Independent Director and Chairman of the Audit Committee for United States Commodity Funds, LLC. He has been listed with the CFTC as a Principal of United States Commodity Funds since November 2005. Mr. Fobes holds a Bachelor of Science degree in Finance and Economics from San Jose State University in California. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you pay when purchasing a share of the Fund, and the price you receive upon redeeming or exchanging a share of the Fund, is called the Fund’s net asset value per share (“NAV”). The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares outstanding, rounded to the nearest cent. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting Fund shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) every day that the NYSE is open. In addition to Saturday and Sunday, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, as observed.

All purchases, redemptions, exchanges or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent. Your order must be placed with the Transfer Agent prior to the close of the trading of the NYSE in order to be confirmed for that day’s NAV. In the case of certain authorized financial intermediaries (e.g. brokerage firms or other financial institutions) that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV per share next effective after receipt by such intermediary.

The Fund’s investments are valued at market value. If market prices are not readily available, or in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the Adviser will value the Fund’s investments at their fair value in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may use pricing services to assist in determining the market value of the Fund’s investments. The Fund may invest in portfolio securities or instruments that are primarily traded on foreign exchanges or other markets that may be open on weekends or certain other days when the Fund does not price its shares, or that may be closed on certain days when the Fund is open for business. The value of these or other investments held by the Fund may change on days when shareholders will not be able to purchase, redeem or exchange Fund shares.

The Fund will generally fair value price one or more of its portfolio securities if market prices for such securities are not readily available, or if a significant event after market closing affects the value of the securities and renders the closing quotations for the securities stale or unreliable. The Fund may use the fair value prices thereby determined in circumstances such as when, without limitation, the Fund’s net asset value would be materially affected or in other circumstances when fair value pricing is deemed appropriate. Such significant events could be company-specific (such as earnings reports, corporate actions and merger announcements), country-specific (such as acts of terrorism, natural disasters and economic or political news), or global. The use of fair value pricing may help to ensure that on average, foreign security prices (and Fund share prices) may better reflect the values of the securities at the time the Fund’s NAV is calculated.

Fair value pricing also may at times result in portfolio security prices (and Fund share prices) that are less objective, not verifiable from independent sources (other than fair value pricing services, if available) and less precise than closing foreign market quotations as measures of market sentiment. To help address circumstances when significant events may materially affect the value of foreign securities and render the closing market quotations for such securities stale or unreliable, the Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain securities listed or traded on foreign securities exchanges in the Fund’s portfolios in certain circumstances when there is a significant change in the value of potentially related U.S.-traded securities, as represented by, for example, the S&P 500 Index. The Fund may also fair value price certain of its foreign or domestic portfolio securities in certain other circumstances when market quotations for a security may not be readily available, such as, without limitation, if the exchange on which a security is principally traded closed early, or if trading in a particular security was halted during the day and did not resume prior to the time when the Fund calculated its NAV.

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT

TO OPEN AN ACCOUNT

BY MAIL

Complete and sign the Account Application or an IRA Application.

Make your check payable to the Berkshire Focus Fund.

  For IRA accounts, please specify the year for which the contribution is to be made.

MAIL YOUR APPLICATION AND CHECK TO:

The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

BY OVERNIGHT DELIVERY, SEND TO:

The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

BY TELEPHONE

Telephone transactions may not be used for initial purchases.

TO ADD TO AN ACCOUNT

BY MAIL

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, address, account number, and the Fund name on your check.

MAIL THE SLIP AND THE CHECK TO: The Berkshire Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

BY TELEPHONE

You must select this service on your account application before making your first telephone transaction. Thereafter, you may call toll-free 877-526-0707 to purchase shares in an existing account. Your purchase will be effective at the NAV next computed after your instruction is received in proper form by the Transfer Agent.

TO OPEN AN ACCOUNT

BY WIRE

Call 877-526-0707 for instructions prior to wiring the funds.

Send your investment to U.S. Bank, N.A. with these instructions:

  U.S. Bank, N.A.
  777 E. Wisconsin Ave. Milwaukee, WI 53202
  ABA#: 075000022
  Credit: U.S. Bancorp Fund Services
  Account #: 112-952-137
  Further credit: Berkshire Focus Fund
  Your shareholder account name
  Your shareholder account number

TO ADD TO AN ACCOUNT

BY WIRE

Send your investment to U.S. Bank, N.A. by following the instructions listed in the column to the left.

TELEPHONE AND WIRE TRANSACTIONS

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. With respect to purchases made by telephone, the Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, the Fund or its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed Account Application and issued an account number to you. The account number must be included in the wiring instructions as set forth above.

The Transfer Agent must receive your Account Application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Transfer Agent receives a properly completed and executed Account Application.

ADDITIONAL PURCHASE INFORMATION

If you redeem your investment shortly after your purchase, you should be aware that your investment may be subject to redemption fees for short-term trades as discussed in “Frequent Purchases and Redemptions of Fund Shares” later in this Prospectus. The Fund may hold redemption proceeds until the proceeds used to purchase shares have been collected (e.g., your check has cleared, or your ACH payments have been received), but in no event for more than 10 calendar days. If you fail to provide and certify to the accuracy of your Social Security Number or Taxpayer Identification Number, the Fund will be required to withhold 28% of all dividends, distributions and payments, including your redemption proceeds.

Please note that the Fund is offered and sold only to persons residing in the U.S. or Puerto Rico. Applications will only be accepted if they contain a U.S. or Puerto Rico address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful under the securities laws of that jurisdiction.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete ACH or other electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. You will also be responsible for any losses suffered by the Funds as a result. The Fund may redeem shares you own in this or any identically registered Berkshire Funds account as reimbursement for any such losses. Any profit on redeemed shares will accrue to the Fund. The Fund reserves the right to reject any purchase order for Fund shares and to involuntarily redeem any account holder’s shares under certain other circumstances as permitted under the 1940 Act.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (post office box numbers may also be provided for mailing purposes); and
  Social Security Number, Taxpayer Identification Number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.

Account	Initial	Additional
Regular accounts	$5,000	$500
IRA accounts	2,500	500
Gifts to minors	500	100
Automatic Investment Plans	2,500	500

INVESTMENTS MADE THROUGH FINANCIAL SERVICES AGENTS

If you invest in the Fund indirectly through an intermediary such as a financial services agent (rather than directly with the Fund through the Transfer Agent), the policies and fees associated with making an investment may be different than those described here. Financial advisers, mutual fund supermarkets and other financial services agents may charge their own transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for transmitting your orders to the Transfer Agent in a timely manner, which ordinarily means by 4:00 p.m. Eastern Time (or the close of the NYSE, whichever is earlier). You may need to place your order with your financial services agent early in the day so the financial services agent can transmit the order in time to be received by the Transfer Agent by 4:00 p.m. Eastern Time (or the close of the NYSE, whichever is earlier).

Certain financial services agents may enter into agreements with the Fund or its agents which permit them to confirm orders timely received on behalf of customers by phone, with payment to follow later, in accordance with the Transfer Agent’s procedures. If payment is not received within the time specified, the transaction may be rescinded and the financial services agent may be held liable for any resulting losses.

The Adviser, at its own expense and out of its legitimate profits, may pay financial services agents to help cover the costs of shareholder servicing, recordkeeping, and other administrative services provided to shareholders by financial services agents on behalf of the Fund.

INSTRUCTIONS FOR SELLING FUND SHARES

BY MAIL Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The name of the Fund.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

MAIL YOUR REQUEST TO: The Berkshire Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

BY OVERNIGHT DELIVERY, SEND TO: The Berkshire Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

BY TELEPHONE

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate sec- tion of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 877-526-0707. Redemption proceeds will only be mailed to your address of record.

  You may only redeem a maximum of $50,000 per day by telephone or by financial intermediary.

  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

  Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 877-526-0707.

ADDITIONAL REDEMPTION INFORMATION

PAYMENT OF REDEMPTION PROCEEDS

You may sell shares at any time, subject to redemption fees for short-term trades as discussed in “Frequent Purchases and Redemptions of Fund Shares” on the following page. Your shares will be redeemed at the next NAV calculated after your order is received in good order by the Transfer Agent. Your order will be processed promptly and you will generally receive the proceeds within seven days after receipt of your properly completed request. Payment of the redemption proceeds for shares of the Fund where you request wire payment will normally be made in federal funds on the next business day.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days. This procedure is intended to protect the Fund and its shareholders from loss. In addition, your investment may be subject to redemption fees for short-term trades as discussed under “Frequent Purchases and Redemptions of Fund Shares.”

The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Account Application or in written instructions (with Medallion signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment by wire of redemption proceeds, which will be deducted from your redemption proceeds. An additional $12.00 fee is charged by the Transfer Agent for any IRA distributions. If you request that your redemption proceeds be sent via overnight delivery, the Transfer Agent will deduct an additional $20.00 from your account or proceeds to cover the associated costs.

If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic service currently in effect for the account will be terminated unless you indicate otherwise in writing.

In response to new Federal Trade Commission regulations related to the prevention of identity theft, effective May 1, 2009, the Fund will no longer make redemption checks payable to anyone other than (1) the shareholder(s) of record, or (2) a financial intermediary for the benefit of the shareholder(s) of record.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). To discourage excessive trading, effective January 1, 2008, a redemption fee of 2% will be charged on shares of the Fund redeemed 90 days or less from their date of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The Adviser may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions that do not indicate market timing strategies. The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund’s excessive trading policies are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agents. The Fund attempts to detect and deter excessive trading through the use of fair valuation of securities as described previously under “Pricing of Fund Shares” and trade monitoring, particularly for large and/or frequent short-term trades by investors.

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The trading history of accounts determined to be under common ownership or control within the Fund may be considered in enforcing these policies.

The Fund monitors Fund share transactions, subject to the following limitation. Generally, a purchase of the Fund’s shares followed by the redemption of the Fund’s shares within a 90-day period may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its Transfer Agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, permanently prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The

Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

Shareholders that invest through omnibus accounts should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund. The Fund’s policies and procedures regarding excessive trading may be modified at any time.

SIGNATURE GUARANTEES

Certain redemption requests must include a Medallion signature guarantee for each owner of the account. The Medallion signature guarantee is designed to protect you and the Fund from fraud. In particular, when you submit a written request to redeem Fund shares in your account, your request must include the original signature of each owner of the account and a Medallion signature guarantee if any of the following is true:

  You wish to sell more than $50,000 worth of shares;
  You change the ownership of your account;
  You are requesting that redemption proceeds be sent to a different address than your address of record;
  You are requesting that redemption proceeds be sent by federal wire transfer to a bank other than your bank of record;
  The address on your account (address of record) has changed with- in the last 15 days.

You may obtain a Medallion signature guarantee from most banks, credit unions, savings associations, broker-dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. A notary public cannot provide a Medallion signature guarantee. Please note that you must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund at 877-526-0707 before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Fund at 877-526-0707 before making your request to determine what additional documents are required.

REDEMPTION INITIATED BY THE FUND

If your account balance falls below $500, the Fund may ask you to increase your balance. If your account balance is still below $500 after 30 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund relating to the minimum balance requirement will not apply if the value of your account drops below $500 because of market performance. The Fund may also close your account and send you the proceeds under certain other circumstances as permitted under the 1940 Act.

REDEMPTION IN-KIND

It is currently the Fund’s policy to pay all redemptions in cash. The Fund retains the right, however, to elect at any time to instead pay large redemptions in whole or in part by a distribution in-kind of portfolio securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges and taxes, if any, on the sale of any such securities so received in payment of redemptions. The Fund has no obligation to pay distributions in-kind instead of cash in any circumstances.

SHAREHOLDER COMMUNICATIONS

ACCOUNT STATEMENTS

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

CONFIRMATION

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

REGULATORY MAILINGS

Financial reports will be sent at least semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.

You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by registering for this feature with the Transfer Agent. For existing accounts, please call 877-526-0707 for instructions.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay distributions on an annual basis to the extent that it has income and/or capital gains to distribute at such time. You may elect to reinvest income dividends and capital gain distributions in shares of the Fund or receive these distributions in cash. Dividends and any other distributions from the Fund are automatically reinvested in the Fund at NAV, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may send written notification to the Transfer Agent or call 877-526-0707.

ABOUT DIVIDENDS AND DISTRIBUTIONS

What is a distribution? As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from its holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.

When the Fund makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.

”Buying a dividend.” If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend.” In order to avoid paying unnecessary taxes as a result of a distribution, check the Fund’s distribution schedule before you invest.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional tax information. Because everyone’s tax situation is unique, always consult your tax professional about the federal, state and local tax consequences of an investment in the Fund.

As described under “Dividends and Distributions” previously, the Fund will seek to distribute all or substantially all of its income and gains to its shareholders each year. The Fund generally will not have to pay income tax on amounts it distributes to shareholders. Fund dividends and distributions (whether paid in cash or reinvested in additional Fund shares) are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). A portion of the shareholder dividends derived from corporate dividends may be eligible for the corporate dividends-received deduction. Generally, the maximum tax rate for individual taxpayers on long-term capital gains from sales and from certain qualifying dividends is 15%. These rates do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
  A shareholder will also have to satisfy a more than 60-day holding period of their Fund shares with respect to any distributions of quali- fying dividends in order to obtain the benefit of the lower tax rate.
  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire after 2010.

Distributions by the Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

A dividend or capital gains distribution declared by the Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

Because the Fund may invest in foreign securities, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by countries other than the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund at the close of a taxable year consists of stock or securities in non-U.S. companies, and if the Fund elects to “pass through” foreign taxes, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and limitations contained in the Internal Revenue Code of 1986, as amended.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them. This is known as “buying a dividend.”

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected as an adjustment to the tax basis of the shares acquired.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions to you if you fail to provide the Fund with your correct Taxpayer Identification Number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.

FINANCIAL HIGHLIGHTS

The financial highlights table presented below is intended to help you understand the Fund’s financial performance and other financial information for the past five years. Certain information reflects financial results for a single Fund share. “Total Return” in the table shows how much an investor in the Fund would have earned on an investment in the Fund assuming reinvestment of all dividends and distributions. The financial information has been audited by [                             ] the Trust’s independent registered public accounting firm. Their report, along with the Fund’s financial statements are incorporated by reference in the SAI, which is available upon request.

[finanical information to be provided]

THE BERKSHIRE FUNDS PRIVACY NOTICE

WHAT YOU SHOULD KNOW

We recognize our obligation to keep information about you secure and confidential. It’s important for you to know that we do not sell or share Customer Information with marketers outside the Berkshire Funds and the service providers to the Fund. So, there is no need for you to tell us not to. You also need to know that we carefully manage information among our service providers to give you better service, more convenience, and to offer benefits to you.

The Berkshire Funds privacy policy covers Customer Information, which means personally identifiable information about a consumer or a consumer’s current or former relationship with the Berkshire Funds. This notice generally describes the privacy policy, and is provided to you as required by the Federal Financial Privacy Law.

PROTECTING INFORMATION ABOUT YOU FROM MARKETERS OUTSIDE THE BERKSHIRE FUNDS

The Berkshire Funds do not sell or otherwise share any Customer Information with marketers outside the Berkshire Funds. You don’t need to take any action to prevent disclosure. While we may offer products and services on behalf of outside companies, the Berkshire Funds and companies that work for us control the information used to make those offers.

MAKING THE SECURITY OF INFORMATION A PRIORITY

Keeping financial information secure is one of our most important responsibilities. We value your trust, and we handle information about you with care. Your Customer Information is handled by service providers for the Berkshire Funds. We limit access to Customer Information to those service providers who need to know that information to provide products and services to you or to maintain or service those products or services.

We maintain physical, electronic and procedural safeguards to protect Customer Information. We continually assess new technology for protecting information and we upgrade our systems when appropriate.

COLLECTING INFORMATION

We collect and use various types of information to service your accounts, to save you time and money, and to better understand your needs. We want to help you learn more about products and services that may be of interest to you.

We collect the following information about you from the following sources:

  Information you provide to us on applications and through other means, such as your name, address and Social Security Number.

  Information about your transactions and account experience with us, such as your account balance, investment history, and informa- tion about our communication with you, such as account statements and trade confirmations.

SHARING INFORMATION WITHIN THE BERKSHIRE FUNDS

At present the Fund is the only series authorized by The Berkshire Funds. In the future, the Board of Trustees may authorize the creation of additional series, creating a family of mutual funds. The Berkshire Funds have no employees. The Fund is organized as a trust, and does not own subsidiaries or have a parent company. The management of the Fund’s investments and other operations of the Fund are carried out by various service providers that provide related services to the Fund and to you. These providers include, among others, the investment adviser, the transfer agent, the custodian and the administrator.

In the event of the creation of an additional series and in order to serve you, the Berkshire Funds will share Customer Information among the Funds. For example, we may provide a statement that consolidates information about your holdings in each Fund onto one statement. This statement may help to facilitate your understanding of your investment in the Berkshire Funds. In addition, if you invest in a new Berkshire Fund, our consolidation of information about you may help to ensure that you do not usually need to furnish account information more than once. By sharing information about your accounts and relationships among our family of service providers, we can save you time and money and make it easier for you to do business with us.

SHARING INFORMATION WITH COMPANIES THAT WORK FOR US

We may share various types of Customer Information with service providers that provide the Fund or you with products and services that the Fund or you have requested or already receive from us. We share only the information needed to provide those products and services and to provide a good customer experience. These service providers may include financial service providers such as the investment adviser, the custodian, the transfer agent, the administrator, and non-financial companies such as data processing companies. These service providers may assist us, for example, in fulfilling your service request, processing your transaction, maintaining company records, or helping us mail account statements and trade confirmations. In addition, we may share various types of Customer Information with companies that provide marketing and other services. All of these companies act on our behalf, and are obligated by contract or otherwise to keep the information that we provide to them confidential, and to use the information only to provide the services we’ve asked them to perform for you and us.

DISCLOSING INFORMATION IN OTHER SITUATIONS

We may also disclose various types of Customer Information to non-affiliated third parties when permitted or required by law. This may include, for example, a disclosure in connection with a subpoena or similar legal process, an investigation, or an audit or examination. We may also share any of the types of Customer Information outside our family of service providers if we have your consent.

MAKING SURE INFORMATION IS ACCURATE

Keeping the information about your account accurate and up-to-date is very important. We provide you with access to account information through various means such as account statements. If you ever find that your account information is incomplete, inaccurate or not current, or if you have any other questions, please contact us by any of the means listed below. We will try to investigate your inquiry or complaint and to update or correct any erroneous information as quickly as possible.

KEEPING UP-TO-DATE WITH OUR PRIVACY POLICY

The Berkshire Funds will provide notice of our privacy policy annually, as long as you maintain an ongoing relationship with us. This policy notice and the Fund’s privacy policy may change from time to time, but you can always review our current privacy notice on our website at www.berkshirefunds.com or contact us for a copy of the privacy policy by calling 877-526-0707.

Our privacy policy applies only to individual Berkshire Funds investors who have a direct relationship with us. If you own Berkshire Funds in the name of a third party broker-dealer, bank, investment adviser or other financial services provider, that third party’s privacy policy may apply to you and our privacy notice and privacy policy may not.

You may contact us by any of the following means:

By telephone: 877-526-0707

By mail:

The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Center Drive Suite 400
Broadview Heights, OH 44147

The Berkshire Funds Privacy Notice is not part of the Prospectus.

THE BERKSHIRE FUNDS

BERKSHIRE FOCUS FUND

INVESTMENT ADVISER

Berkshire Capital Holdings, Inc.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

COUNSEL

Thompson Hine LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[to be provided]

TRANSFER AND DIVIDEND DISBURSING AGENT

Mutual Shareholder Services, LLC

CUSTODIAN

U.S. Bank, N.A.

WHERE TO GO FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports list the holdings of the Fund as of the end of the relevant period, describe Fund performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund’s performance.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS

Obtain a copy online at www.berkshirefunds.com, or call or write us to request a copy through the contact information provided below, and it will be sent without charge:

1. Obtain a copy online at www.berkshirefunds.com, or call or write us to request a copy through the contact information provided below, and it will be sent without charge:

The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Center Drive
Suite 400
Broadview Heights, OH 44147
877-526-0707

www.berkshirefunds.com

2. Call, write or submit an E-mail request to the Public Reference
Section of the SEC and ask them to mail you a copy. The SEC
charges a fee for this service. You can also visit the SEC’s Public
Reference Section and copy the documents while you are there.
Information about the Public Reference Section may be obtained by calling one of the numbers below:

Public Reference Section of the SEC
Washington, D.C. 20549-1520
202-551-8090 or 800-SEC-0330

or by e-mailing the SEC at: publicinfo@sec.gov

3. Go to the SEC’s website (www.sec.gov) and download a free text-
only version from the EDGAR Database on the website. The Trust’s
SEC Investment Company Act file number is 811– 08043.

You can obtain these documents or request other information, and discuss your questions about the Fund, by contacting the Fund at:

The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Center Drive
Suite 400
Broadview Heights, OH 44147
877-526-0707

This page intentionally left blank.

The Berkshire Funds 475 Milan Drive, Suite #103, San Jose, CA 95134 877-526-0707

The Trust’s Investment Company Act File No. is 811– 08043

Not part of the Prospectus

THE BERKSHIRE FUNDS

PART B

THE BERKSHIRE FUNDS Berkshire Focus Fund (BFOCX) 475 Milan Drive, Suite #103 San Jose, California 95134-2453 (877) 526-0707 STATEMENT OF ADDITIONAL INFORMATION [ ], 2010

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Berkshire Focus Fund dated [              ], 2010 (the "Prospectus"). A copy of the Prospectus can be obtained by writing to The Berkshire Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling The Berkshire Funds toll-free at 877-526-0707.

The Fund's Annual Report to Shareholders, as filed with the Securities and Exchange Commission on March 1, 2010, has been incorporated by reference into this SAI. The annual report is available, without charge and upon request by writing or calling the Fund at the address or phone number referenced above.

TABLE OF CONTENTS

THE FUND	1
CAPITAL STRUCTURE	1
CONCENTRATION AND NON-DIVERSIFICATION POLICY	1
TAX STATUS	1
INVESTMENT RESTRICTIONS	2
OTHER INVESTMENTS	3
INVESTMENT ADVISER	6
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS	6
PORTFOLIO MANAGER	7
MANAGEMENT OF THE FUND	8
TRUSTEES AND OFFICERS	8
COMMITTEES	10
BOARD INTEREST IN THE FUND	11
COMPENSATION	11
CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS	11
REDEMPTION OF SHARES	12
PURCHASES AND SALES THROUGH BROKER DEALERS	12
PERFORMANCE INFORMATION	12
NET ASSET VALUE	13
PORTFOLIO TRANSACTIONS AND BROKERAGE	14
CUSTODIAN	15
TRANSFER AGENT AND MANAGEMENT-RELATED SERVICES	15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	15
CODE OF ETHICS	15
ANTI-MONEY LAUNDERING PROGRAM	15
PROXY VOTING PROCEDURES	16
DISCLOSURE OF CURRENT PORTFOLIO HOLDINGS	16
FINANCIAL STATEMENTS	18

THE FUND

The Berkshire Focus Fund (until February 9, 1999, known as Berkshire Capital Growth & Value Fund) (the "Fund"), is an open-end, non-diversified series of The Berkshire Funds (until February 9, 1999, known as the Berkshire Capital Investment Trust) (the "Trust"). The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest, no par value. The Berkshire Focus Fund was organized on November 25, 1996. The Board of Trustees of the Trust is responsible for managing the business affairs of the Fund.

CAPITAL STRUCTURE

At present the Fund is the only series authorized by the Trust. The Board of Trustees may authorize the creation of additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected.

CONCENTRATION AND NON-DIVERSIFICATION POLICY

CONCENTRATION: The Fund will concentrate its investments in the equity securities of companies in the electronic technology industry. Concentration requires a Fund to invest 25% or more of the value of its total assets in securities of issuers in a particular industry. Companies in the technology industry shall include businesses which are principally engaged in the development, production or distribution of products or services related to the following business segments: computer hardware and software; peripherals; mass storage devices; semiconductors; and telecommunications equipment. In some future period or periods, due to adverse economic conditions in the technology industry, the Fund may temporarily have less than 25% of the value of its assets invested in that industry. As a result of such concentration in the electronic technology industry, the Fund's shares may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

NON-DIVERSIFICATION: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

TAX STATUS

Under the provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain

1

rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Dividends from net income of the Fund will be made annually or more frequently at the discretion of the Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 28% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Account Applications supplied by the Fund, that your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Berkshire Focus Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting

2

securities of another issuer.

(h) Invest in companies for the purpose of acquiring control.

(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(j) Pledge, mortgage or hypothecate any of its assets.

(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.

(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

(m) Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that more than 25% of the value of the Fund's total assets shall be invested in securities of companies in the electronic technology industry.

With respect to fundamental restriction (n) above, companies in the electronic technology industry shall be defined as businesses which are principally engaged in the development, production or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices.

OTHER INVESTMENTS

In connection with its investment objective and policies, the Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:

U.S. GOVERNMENT OBLIGATIONS: The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance. U.S. Government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. Government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. Government.

WARRANTS: The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

3

FOREIGN INVESTMENTS: The Fund may invest without limitation in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

OPTION TRANSACTIONS: The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option; will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price in the case of a put option; or for an option on a stock index, will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the Custodian.

4

The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.

When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

FIXED INCOME SECURITIES: Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

REPURCHASE AGREEMENTS: A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS: The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

5

INVESTMENT ADVISER

The Fund retains Berkshire Capital Holdings, Inc. ("Berkshire Capital"), 475 Milan Drive, Suite #103, San Jose, California 95134-2453, as its investment adviser (the "Adviser"). The Adviser is a California corporation founded in February 1993. The company is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled by Malcolm R. Fobes III.

Mr. Fobes has had the direct responsibility for the overall strategic management of the Fund's portfolio and its administration since the Fund's inception. Mr. Fobes founded Berkshire Capital in 1993, has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose State University in California. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Adviser from November 1994 to present. Mr. Fobes also serves as Chairman of the Board of Trustees of the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Trust has an investment advisory contract ("Advisory Agreement") and an administration contract (the "Administration Agreement") with Berkshire Capital for the Fund.

Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Fobes will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

The Adviser is paid a fee of 1.50% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Adviser may, at its discretion, forego sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders. For the fiscal years ended December 31, 2007, 2008 and 2009, the Adviser received $212,821, $216,387 and $204,044 respectively, from the Berkshire Focus Fund for investment advisory fees.

The Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser, most recently approved the Advisory Agreement for the Fund for an additional one-year period at an in person meeting held on December 19, 2009. By its terms, the Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by a vote of the majority of the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

In determining whether to approve the continuance of the Advisory Agreement, the Board of Trustees considered information about the Adviser, the performance of the Fund and certain additional factors that the Board deemed relevant. A discussion regarding the basis of the Board of Trustees' approval

6

of the Advisory Agreement is available in the Fund's annual report to shareholders for the period ended December 31, 2009.

Under the Administration Agreement, Berkshire Capital renders all administrative and supervisory services to the Fund. Berkshire Capital oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Berkshire Capital also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Berkshire Capital is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Berkshire Capital has delegated some of its administrative and other responsibilities to U.S. Bancorp Fund Services, LLC ("USBFS") and is responsible for paying all fees and expenses of USBFS.

Under the Administration Agreement, Berkshire Capital assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act (none are authorized at present).

Pursuant to the Administration Agreement, Berkshire Capital receives a fee which is paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For the fiscal years ended December 31, 2007, 2008 and 2009, the Adviser received $70,940, $72,129 and $68,015 respectively, from the Berkshire Focus Fund for administrative fees.

The Adviser may act as an investment adviser and administrator to other persons, firms or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

PORTFOLIO MANAGER

Mr. Fobes acts as the Portfolio Manager for the Fund. Mr. Fobes may also manage separate accounts for other registered investment companies. The following provides information regarding the other accounts managed by Mr. Fobes as of December 31, 2009:

			NUMBER OF ACCOUNTS	ASSETS IN ACCOUNTS
	TOTAL NUMBER	TOTAL ASSETS	FOR WHICH ADVISORY	FOR WHICH ADVISORY
CATEGORY	OF ACCOUNTS	IN ACCOUNTS	FEE IS BASED ON	FEE IS BASED ON
OF ACCOUNT	MANAGED	MANAGED	PERFORMANCE	PERFORMANCE

Other Registered
Investment Companies	0	$0	0	0

Other Pooled
Investment Vehicles	0	$0	0	0

Other Accounts	0	$0	0	0

Although Berkshire Capital may subadvise other registered investment companies which may own one or more securities that are owned by the Fund, the Adviser does not believe there will be any material conflicts of interest that may arise because of the implementation of related policies and procedures of the Fund and Berkshire Capital. These include, among other things, the Fund's policies and procedures addressing market timing, the Fund's code of ethics, the Fund's disclosure of portfolio holdings and Berkshire Capital's insider trading policies and procedures.

Mr. Fobes' compensation as the Fund's Portfolio Manager is not a fixed salary. Mr. Fobes' salary is not based on Fund performance. There are no bonuses, deferred compensation or retirement plans associated with his service to the Fund. However, because Mr. Fobes is the majority shareholder of the Adviser, his salary is based upon the Adviser's profitability. In addition, Mr. Fobes participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

7

As of the date of this Statement of Additional Information, Mr. Fobes beneficially owned shares of the Fund as follows:

DOLLAR RANGE
EQUITY SECURITIES
NAME OF	IN THE BERKSHIRE
PORTFOLIO MANAGER	FOCUS FUND

Malcolm R. Fobes III	$1-$10,000

MANAGEMENT OF THE FUND

The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of The Berkshire Funds, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, are indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Board is currently composed of three Trustees, including two Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an "Independent Trustee"). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

The Chairman of the Board of Trustees is Malcolm R. Fobes III, who is an "interested person" of the Trust, within the meaning of the 1940 Act. The Trust does not have a "lead" independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust's auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

8

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund's risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund's Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust's valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund's investment adviser, administrator, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust's independent registered public accounting firm regarding the Fund's financial condition and the Trust's internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust's compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below:

Malcolm R. Fobes III. Mr. Fobes has served as Chairman of the Board of Trustees since the Trust's inception in 1996. Mr. Fobes has also served as a securities analyst and a portfolio manager for the Advisor since 1997. In addition to the Trust, Mr. Fobes also serves as an Independent Director and Chairman of the Audit Committee for United States Commodity Funds, LLC. He has been listed with the CFTC as a Principal of United States Commodity Funds since November 2005. Through his experience as Chairman of the Trust, as an Independent Director and Chairman of the Audit Committee, and his employment experience, the Board of Trustees believes that Mr. Fobes is experienced with financial, accounting, regulatory and investment matters.

Leland F. Smith. Mr. Smith has served as a Trustee since the Trust's inception in 1996. Mr. Smith has also served as Chairman & CEO of Elesco, Ltd., since 1989. In addition, Mr. Smith serves as Chairman of the Trust's Audit Committee. Through his experience as a Trustee of the Trust, as Chairman of the Audit Committee, and his employment experience, the Board of Trustees believes that Mr. Smith is experienced with financial, accounting, regulatory and investment matters.

Andrew W. Broer. Mr. Broer has served as a Trustee of the Trust since 1998. Mr. Broer has also served as Global Data Center Manager for Cisco Systems, Inc., since 1996. In addition, Mr. Broer serves as Secretary of the Trust. Through his experience as a Trustee of the Trust, as Secretary of the Trust, and his employment experience, the Board of Trustees believes that Mr. Broer is experienced with financial, accounting, regulatory and investment matters.

9

The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

				PORTFOLIOS	DIRECTORSHIPS
		TERM OF	PRINCIPAL	IN FUND	HELD BY
	POSITION(S)	OFFICE AND	OCCUPATION(S)	COMPLEX	TRUSTEE
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	DURING PAST
NAME, ADDRESS AND AGE	THE TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	FIVE YEARS

INTERESTED TRUSTEES AND OFFICERS

Malcolm R. Fobes III*	Trustee,	Indefinite;	Chairman & CEO;	1	Independent
475 Milan Drive, Suite #103	President,	Since 1996	Berkshire Capital		Director; United
San Jose, CA 95134	Treasurer,		Holdings, Inc.		States Oil Fund,
Age: 45	Chief Compliance		(1993-Present)		United States
	Officer, Chief				Natural Gas Fund,
	Financial Officer				United States
12 Month Oil Fund,
United States
Gasoline Fund,
United States
Heating Oil Fund,
United States
Short Oil Fund,
United States
12 Month Natural
Gas Fund,
United States
Brent Oil Fund,
United States
Commodity Index
Funds Trust

*	Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser.

INDEPENDENT TRUSTEES

Leland F. Smith	Independent	Indefinite;	Chairman & CEO;	1	None
475 Milan Drive, Suite #103	Trustee,	Since 1997	Elesco, Ltd.*
San Jose, CA 95134	Chairman Audit		(1989-Present)
Age: 71	Committee

Andrew W. Broer	Independent	Indefinite;	Global Data	1	None
475 Milan Drive, Suite #103	Trustee,	Since 1998	Center Manager;
San Jose, CA 95134	Secretary		Cisco Systems, Inc.
Age: 44			(1996-Present)

*	Elesco, Ltd. provides consulting services for corporations and government agencies in the field of land-use management.

COMMITTEES

The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of both the Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence. During the fiscal year ended December 31, 2009, the Audit Committee held two meetings.

10

BOARD INTEREST IN THE FUND

As of December 31, 2009, the Trustees owned the following amounts in the Fund:

AGGREGATE DOLLAR RANGE
	DOLLAR RANGE OF	OF EQUITY SECURITIES IN
	EQUITY SECURITIES	ALL REGISTERED INVESTMENT
	IN THE BERKSHIRE	COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE	FOCUS FUND	IN FAMILY OF INVESTMENT COMPANIES

Malcolm R. Fobes III*	$1-$10,000	$1-$10,000
Leland F. Smith	$1-$10,000	$1-$10,000
Andrew W. Broer	$10,001-$50,000	$10,001-$50,000

*	Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser.

COMPENSATION

Trustee fees are paid by the Adviser pursuant to its Administration Agreement with the Trust. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Adviser. The compensation paid to the Trustees for the year ended December 31, 2009 is set forth in the following table:

PENSION OR
	AGGREGATE		RETIREMENT BENEFITS	ESTIMATED ANNUAL
	COMPENSATION		ACCRUED AS PART OF	BENEFITS UPON	TOTAL COMPENSATION
NAME AND POSITION	FROM THE FUND		FUND EXPENSES	RETIREMENT	FROM FUND

Malcolm R. Fobes III	$0		$0	$0	$0
Trustee, President,
Treasurer, Chief
Financial Officer,
Chief Compliance Officer

Leland F. Smith	$1,359	*	$0	$0	$1,359	*
Independent Trustee,
Chairman Audit Committee

Andrew W. Broer	$1,000	*	$0	$0	$1,000	*
Independent Trustee,
Secretary

*These amounts represent payment by the Adviser to each Independent Trustee for the fiscal year ended December 31, 2009.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25%
of the voting securities of a company or acknowledges the existence of such control. As of [ ], 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

NAME AND	PERCENT		TYPE OF
ADDRESS	OWNERSHIP		OWNERSHIP

Charles Schwab & Co., Inc.	[	]%	Record
For Benefit of Customers ("FBOC")
Mail Stop DEN2-02-052
9601 East Panorama Circle
Englewood, Colorado 80112-3441

National Financial Services Corp.	[	]%	Record
FBOC
One World Financial Center
200 Liberty Street, 5th Floor
New York, New York 10281-1003

Ameritrade, Inc.	[	]%	Record
FBOC
P.O. Box 2226
Omaha, NE 68103-2226

Based on the foregoing, [      ] could be deemed to own a controlling interest in the Berkshire Focus Fund (i.e., more than 25% of the Fund's outstanding shares). Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.  As of [                ], 2010, the Trustees and officers of the Trust owned of record or beneficially less than 1% of the Fund's outstanding shares.

11

REDEMPTION OF SHARES

The Fund has made an election under Rule 18f-1 whereby the Fund may pay for shares redeemed in part through a distribution of portfolio securities. Pursuant to Rule 18f-1, the Fund must pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net value of the Fund at the beginning of such period. Any such distributions will be taxable to the shareholder.

The Fund may redeem its shares if the Board of Trustees determines that failure to do so may have materially adverse consequences to Fund shareholders, such as in a situation where Fund expenses on a per share basis are deemed to be excessive.

The Fund may redeem its shares if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

PURCHASES AND SALES THROUGH BROKER DEALERS

Shares of the Fund may be purchased through broker dealers and other intermediaries. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance. Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations included in the prospectus are calculated according to the formula below. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of the time period.

AVERAGE ANNUAL TOTAL RETURN

                                 P(1+T)^n = ERV Where:

P = a hypothetical initial payment of $1,000
T = average annual total return n = number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000
payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

12

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)^n = ATV(D)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions); "n" equals the number of years; and "ATV(D)" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)^n = ATV(DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions); "n" equals the number of years; and "ATV(DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

NET ASSET VALUE

The net asset value per share of the Fund is calculated for the shares by adding the value of all fund securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange, normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank's Fedline System is open. Currently, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

An example of how the Fund calculated the net asset value per share as of December 31, 2009 is as follows:

Net Assets
-----------------	=	Net Asset Value per share
Shares Outstanding

$18,819,185
----------------	=	$8.66
2,172,477

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve their respective investment objectives. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. The portfolio turnover rates for the Berkshire Focus Fund for the three years ended December 31, 2007, 2008 and 2009 were 446.6%, 539.9% and 833.0%, respectively. The primary reason for the variation in portfolio turnover is that the rates reflect the Adviser's trading strategy in response to volatile market conditions and the Adviser's efforts to reduce the risk in the portfolio by trading more actively.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Advisory Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. For the fiscal years ended December 31, 2007, 2008 and 2009, the Berkshire Focus Fund paid brokerage commissions of $95,373, $101,747 and $78,088, respectively.

14

CUSTODIAN

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, has been retained to act as Custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities and investments, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

TRANSFER AGENT AND MANAGEMENT-RELATED SERVICES

Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 ("MSS") is retained by Berkshire Capital to act as the Fund's Transfer Agent. MSS will maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. MSS calculates daily net asset value per share and maintains such books and records as are necessary to enable MSS to perform its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[        ] has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. Cohen performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

CODE OF ETHICS

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PROXY VOTING PROCEDURES

The Adviser provides a voice on behalf of shareholders of the Fund. The Adviser views the proxy voting process as an integral part of the relationship with the Fund. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Fund's proxy voting policies are summarized below.

POLICIES OF THE ADVISER. It is the Adviser's policy to vote all proxies received by the Fund within a reasonable amount of time of receipt. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser will pay particular attention to three primary areas: (1) Accountability - Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders; (2) Alignment of Management and Shareholder Interests - the management and board of directors share goals and mutual interest in the benefit of the company's shareholders; and, (3) Transparency -timely disclosure of important information of a company's financial performance and operations allows easy evaluation by investors.

CONFLICTS OF INTEREST. The Adviser's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) is available without charge, upon request by calling toll-free, 1-877-526-0707 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-526-0707 and will be sent within three business days of receipt of a request.

DISCLOSURE OF CURRENT PORTFOLIO HOLDINGS

The Fund has adopted the following policies and procedures relating to disclosure of the Fund's current portfolio securities holdings. The policies and procedures are primarily implemented through related policies and procedures of the Fund and Berkshire Capital, including the Fund's policies and procedures addressing market timing, the Fund's code of ethics, and Berkshire Capital's insider trading policies and procedures. Taken together, these policies and procedures seek to assure that information about the Fund's current portfolio securities holdings is not misused, while allowing disclosure of such information when appropriate to the Fund's operations or generally in the interests of the Fund's shareholders, and when there are reasonable expectations that disclosure of current portfolio holdings information will not compromise the integrity or performance of the Fund. Under these policies and procedures relating to the disclosure of the Fund's current portfolio securities, a schedule of portfolio holdings of the Fund disclosing the Fund's top ten portfolio holdings in order of position size (calculated as a percentage of total net assets) are usually posted on the Fund's Website within approximately 30 days after the end of each calendar quarter. Each calendar quarter's information will remain accessible on the Fund's Website until the posting of the following quarter's schedule of holdings. You may view the Fund's schedule of portfolio holdings disclosing the top ten portfolio holdings for the most recently completed quarter online at http://www.berkshirefunds.com, or obtain a copy of the schedule by calling toll-free 1-877-526-0707.

16

The Fund or Berkshire Capital may share non-public current portfolio holdings information of the Fund's entire portfolio holdings sooner than 30 days after quarter-end with a service provider to the Fund or Berkshire Capital (including, without limitation, the Fund's custodian or administrator, pricing services, proxy voting services, rating and ranking organizations, auditors, broker-dealers (which may execute trades for the Fund), or other persons that reasonably request such information in order to fulfill their duties (including affiliated entities for compliance or risk management purposes). These service providers and other entities owe contractual, fiduciary, or other legal duties to the Fund or Berkshire Capital that foster reasonable expectations that current portfolio holdings information will not be used to trade securities improperly or otherwise be misused.

The Board of Trustees has delegated to the Fund's Chief Compliance Officer (the "CCO") the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The CCO will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The portfolio holdings disclosure policy, as overseen by the CCO, provides that the Fund will periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. In addition to Berkshire Capital and its affiliates, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Fund.

TYPE OF	NAME OF
SERVICE	SERVICE	DISCLOSURE	DISCLOSURE
PROVIDER	PROVIDER	FREQUENCY	DELAY

Adviser	Berkshire Capital Holdings, Inc.	Daily	None

Administrator:	U.S. Bancorp Fund Services, LLC	Daily	None

Transfer Agent: Mutual Shareholder Services, LLC		Daily	None

Accountant:	Mutual Shareholder Services, LLC	Daily	None

Custodian:	U.S. Bank, N.A.	Daily	None

Broker Dealer:	Pulse Trading, Inc.	Daily	None

Independent Registered Public Accounting Firm:
[ ]		As Needed	None

Counsel:	Thompson Hine LLP	As Needed	None

Web Site Host:	Megatomic Networks	Quarterly	None

Printer:	Fong & Fong Printers	Semi-Annually 1 Month

Mailing Agent:	Instant Mailing Systems	Semi-Annually 1 Month

Mailing Agent:	Broadridge Financial Solutions, Inc.	Semi-Annually 1 Month

Rating Agency:	Morningstar	Quarterly	3 Month

Rating Agency:	Lipper	Quarterly	3 Month

The Fund does not regard portfolio holdings information that is more than six months old as current, and such information is not subject to these policies or procedures. Neither the Fund nor Berkshire Capital knowingly enter into any arrangements in which they would receive compensation or other consideration in exchange for the disclosure of the Fund's current portfolio securities holdings.

The Board of Trustees of the Fund, in conjunction with the CCO, exercises oversight of disclosure of current portfolio holdings by reviewing and approving the related Fund and Berkshire Capital policies and procedures discussed above, receiving periodic reports and other information about any material violations of these policies and procedures, and periodically reviewing and ratifying other relevant documents such as the Prospectus and Statement of Additional Information. In the event a material issue, conflict of interest, or other exception to the Policy is identified, the CCO will address the matter and report to the Board of Trustees at their next regular quarterly meeting.

17

Beginning with the quarter ending September 30, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's Website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semi-annual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are delivered to shareholders and are also available at the Fund's Website at http://www.berkshirefunds.com.

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2009. The Trust will provide the Annual Report without charge at written or telephone request.

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PART C OTHER INFORMATION

Item 28. Financial Statements and Exhibits

(a) Articles of Incorporation.

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Copy of August 8, 1998 Addendum to Registrant's Declaration of of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(iii) Copy of August 8, 1998 Certificate of Amendment to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(iv) Copy of December 19, 1999 Certificate of Amendment of Certificate of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(b) By-Laws - Not Applicable.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust, as amended.)

(d) Investment Advisory Agreement.

(i) Copy of Registrant's Amended and Restated Investment Advisory Agreement with Berkshire Capital Holdings, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(e) Underwriting Contract.

(i) Copy of Registrant's Amended and Restated Distribution Agreement with Rafferty Capital Markets, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts - Not Applicable.

(g) Custodial Agreement. Copy of Registrant's agreement with the Custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(h) Other Material Contracts.

(i) Copy of Registrant's Amended and Restated Administration Agreement with Berkshire Capital Holdings, Inc. for the Berkshire Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

(ii) Copy of Registrant's Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

(iii) Copy of Registrant's Transfer Agent Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(iv) Copy of Registrant's Fund Accounting Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(i) Legal Opinions. Legal Opinion of John F. Splain, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(j) Other Opinions.

To be filed.

(k) Omitted Financial Statements - Not Applicable.

(l) Initial Capital Agreements. Subscription Agreements of the Berkshire Capital Growth & Value Fund, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(m) Rule 12b-1 Plan - Not Applicable.

(n) Rule 18f-3 Plan - Not Applicable.

(o) Reserved.

(p) Code of Ethics.

(i) Copy of Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(ii) Copy of Berkshire Capital Holdings, Inc.'s Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(q) Power of Attorney. Powers of Attorney for the Trustees of the Trust, which were filed as part of Registrant's Post-Effective Amendment Nos. 1 and 2, are hereby incorporated by reference.

Item 29. Control Persons.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of The Berkshire Funds (the "Trust") (which was filed as an exhibit to the Trust's Pre-Effective Amendment No. 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue. Indemnification provisions exist in the Investment Advisory and Administration Agreements under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.

Item 31. Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this item will be incorporated by reference to the Adviser's Uniform Application for Investment Adviser Registration ("Form ADV") on file with the Securities and Exchange Commission ("SEC"), dated March 31, 2010. The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter
Not Applicable.

Item 33. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

For the Investment Adviser - Berkshire Capital Holdings, Inc. 475 Milan Drive, Suite #103, San Jose, CA 95134.

For Administration - U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Milwaukee, WI 53202.

For Accounting/Transfer Agency - Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

For Custody - U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212.

Item 34. Management Services. Not Discussed in Parts A or B.
Not Applicable.

Item 35. Undertakings Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 20th of August, 2010.

                                                                                                    THE BERKSHIRE FUNDS

                                                                                                    By: /s/ MALCOLM R. FOBES III
                                                                                                    MALCOLM R. FOBES III
                                                                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ MALCOLM R. FOBES III

MALCOLM R. FOBES III
President, Treasurer, Chief Financial
Officer & Trustee

August 20, 2010

LELAND F. SMITH*	*By: /s/ MALCOLM R. FOBES III
Trustee	Attorney-In-Fact

ANDREW W. BROER*	August 20, 2010
Trustee